COMMON STOCK	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
COMMON STOCK

Note 13     COMMON STOCK

The Company’s authorized number of common stock is 200,000,000 shares with par value of $0.001 each, and issued ordinary shares were 10,707,150 shares and 9,131,786 as of March 31, 2022 and December 31, 2021, respectively.

All number of shares, share amounts and per share data presented in the accompanying consolidated financial statements and related notes have been retroactively restated to reflect the reverse merger transaction and subsequent issuance of shares stated above, except for authorized common shares, which were not affected.